Corporate Information and Going Concern (Tables)	12 Months Ended
Oct. 31, 2021
Corporate Information And Going Concern
Schedule of subsidiaries and ownership

Company	Ownership
Grown Rogue Unlimited, LLC	100% by GRIN
Grown Rogue Gardens, LLC	100% by Grown Rogue Unlimited, LLC
GRU Properties, LLC	100% by Grown Rogue Unlimited, LLC
GRIP, LLC	100% by Grown Rogue Unlimited, LLC
Grown Rogue Distribution, LLC	100% by Grown Rogue Unlimited, LLC
GR Michigan, LLC	87% by Grown Rogue Unlimited, LLC
Idalia, LLC	60% by Grown Rogue Unlimited, LLC
Canopy Management, LLC	0% (Note 1.1)
Golden Harvests, LLC	60% by Canopy Management, LLC